Term Debt - SVB Term Loan (Detail Textuals 2) (USD $)	9 Months Ended		12 Months Ended			2 Months Ended	9 Months Ended		12 Months Ended				2 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Installment	Sep. 30, 2013 Term credit facility Silicon Valley Bank ("SVB")	Sep. 30, 2012 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2012 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2011 Term credit facility Silicon Valley Bank ("SVB")	Feb. 01, 2011 Term credit facility Silicon Valley Bank ("SVB") Installment	Dec. 31, 2010 Term credit facility Silicon Valley Bank ("SVB")	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Subsequent Event [Member] Installment
Debt Instrument [Line Items]
Outstanding balance on the line of credit	$ 4,100,000				$ 3,700,000							$ 3,000,000
Number of equal monthly installments						36					36		36
Percent of aggregate amount of the term loan equal to final payment							2.00%		2.00%
Interest rate						7.50%	9.00%		9.00%				75.00%
Final payment recorded as discount							60,000		60,000
Increase in gross capital							1,500,000
Additional term loan						1,000,000							1,000,000
Interest expense for the lines of credit, including amortization of deferred financing costs	262,000	251,000					439,000	331,000	509,000	524,000
Line of credit Increase decrease in additional capital	The Company is in currently discussions with SVB regarding the Tangible Net Worth covenant and a reduction of the 50% of additional capital raised to 25% of capital raised in November 2013
Minimum tangible net worth's pro forma effect in capital raise							300,000
Capital raised by sale of preferred stock							3,800,000
Capital raising cost, preferred stock							400,000
Gross proceeds from Series E Preferred Shares			$ 7,042,000				$ 3,800,000